Document and Entity Information	0 Months Ended
May 16, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 16, 2013
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 16, 2013
Prospectus Date	Feb 25, 2013

Aberdeen Tax-Free Income Fund
Aberdeen Tax-Free Income Fund
ABERDEEN FUNDS Aberdeen Tax-Free Income Fund Aberdeen Core Fixed Income Fund (collectively, the "Funds") Supplement to the Funds' Statutory Prospectus dated February 25, 2013, as supplemented to date
The following replaces the first paragraph in the section entitled, "Summary - Aberdeen Tax-Free Income Fund - Principal Strategies" of the Funds' Statutory prospectus:

As a fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities that qualify as tax-exempt municipal obligations. These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax. The Fund may invest in specific types of municipal obligations, including tax-exempt zero-coupon securities, auction rate securities and floating- and variable-rate bonds. Up to 20% of the Fund's net assets may be invested in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Fund, the Adviser employs an opportunistic approach that takes advantage of changing market conditions. The Adviser's process focuses on credit market, sector, security and yield curve analysis.

The following is added after the paragraph related to "Tax Risk" in the section entitled, "Summary - Aberdeen Tax-Free Income Fund - Principal Risks" of the Fund's Statutory prospectus:

Valuation Risk – the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk – the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Label	Element	Value
Aberdeen Tax-Free Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Tax-Free Income Fund Aberdeen Core Fixed Income Fund (collectively, the "Funds") Supplement to the Funds' Statutory Prospectus dated February 25, 2013, as supplemented to date
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Tax-Free Income Fund
Strategy [Heading]	rr_StrategyHeading	The following replaces the first paragraph in the section entitled, "Summary - Aberdeen Tax-Free Income Fund - Principal Strategies" of the Funds' Statutory prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities that qualify as tax-exempt municipal obligations. These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax. The Fund may invest in specific types of municipal obligations, including tax-exempt zero-coupon securities, auction rate securities and floating- and variable-rate bonds. Up to 20% of the Fund's net assets may be invested in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. In selecting securities for the Fund, the Adviser employs an opportunistic approach that takes advantage of changing market conditions. The Adviser's process focuses on credit market, sector, security and yield curve analysis.

Risk [Heading]	rr_RiskHeading	The following is added after the paragraph related to "Tax Risk" in the section entitled, "Summary - Aberdeen Tax-Free Income Fund - Principal Risks" of the Fund's Statutory prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Valuation Risk – the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk – the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Aberdeen Core Fixed Income Fund
Aberdeen Core Fixed Income Fund
ABERDEEN FUNDS Aberdeen Tax-Free Income Fund Aberdeen Core Fixed Income Fund (collectively, the "Funds") Supplement to the Funds' Statutory Prospectus dated February 25, 2013, as supplemented to date
The following replaces the first paragraph in the section entitled, "Summary - Aberdeen Core Fixed Income Fund - Principal Strategies" of the Funds' Statutory prospectus:

As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

•  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

•  foreign government and agency, supranational, and quasi government obligations,

•  residential mortgage-backed securities (MBS),

•  commercial mortgage-backed securities (CMBS),

•  asset-backed securities (ABS),

•  municipal obligations, including auction rate securities,

•  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

•  loan participations and assignments including revolving credit facilities,

•  inflation-indexed securities,

•  U.S. dollar denominated securities of foreign issuers,

•  non-U.S. dollar denominated issues provided that all currency exposure is hedged,

•  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

•  private placements including securities issued under Rule 144A and/or Regulation S ("Regulation S Securities"),

•  structured securities,

•  derivative instruments including futures, interest rate swaps, options and credit derivatives, and

•  currency forward contracts.

Please retain this Supplement for future reference.

This Supplement is dated May 16, 2013.

Label	Element	Value
Aberdeen Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Tax-Free Income Fund Aberdeen Core Fixed Income Fund (collectively, the "Funds") Supplement to the Funds' Statutory Prospectus dated February 25, 2013, as supplemented to date
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Core Fixed Income Fund
Strategy [Heading]	rr_StrategyHeading	The following replaces the first paragraph in the section entitled, "Summary - Aberdeen Core Fixed Income Fund - Principal Strategies" of the Funds' Statutory prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments. If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

•  U.S. Government securities (including Treasury, agency and government sponsored enterprises),

•  foreign government and agency, supranational, and quasi government obligations,

•  residential mortgage-backed securities (MBS),

•  commercial mortgage-backed securities (CMBS),

•  asset-backed securities (ABS),

•  municipal obligations, including auction rate securities,

•  corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

•  loan participations and assignments including revolving credit facilities,

•  inflation-indexed securities,

•  U.S. dollar denominated securities of foreign issuers,

•  non-U.S. dollar denominated issues provided that all currency exposure is hedged,

•  cash equivalents including commercial paper, repurchase agreements, and other short term investments,

•  private placements including securities issued under Rule 144A and/or Regulation S ("Regulation S Securities"),

•  structured securities,

•  derivative instruments including futures, interest rate swaps, options and credit derivatives, and

•  currency forward contracts.

Please retain this Supplement for future reference.

This Supplement is dated May 16, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2013